Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001089951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 03, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 03, 2014
Prospectus Date	rr_ProspectusDate	Mar. 31, 2014